UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

(ACADIAN LOGO)
ACADIAN EMERGING MARKETS PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2010

INVESTMENT ADVISER:
ACADIAN ASSET MANAGEMENT LLC

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

                               TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................   16
Statement of Operations ...................................................   17
Statement of Changes in Net Assets ........................................   18
Financial Highlights ......................................................   19
Notes to Financial Statements .............................................   20
Disclosure of Portfolio Expenses ..........................................   30

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio. This commentary covers the six months from November 1, 2009 to April 30, 2010, focusing on the Portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the six months ended April 30, 2010, the Acadian Emerging Markets Portfolio returned 15.17%, versus 13.58% for the IFC Investable Index, a widely followed emerging markets benchmark.

REVIEW AND OUTLOOK

World equity markets realized very strong gains in the final months of 2009, as signs of global economic recovery continued to emerge and corporate profits exceeded investors' expectations. From the summer's focus on beaten-down, lower-quality stocks, investors shifted to earnings as a key driver of stock attractiveness, and risk conditions began to stabilize under this renewed attention to fundamentals. Market returns moderated as we entered 2010, but still remained positive. In this environment emerging markets equity returns were generally buoyant, outperforming their developed market counterparts. Some of the strongest markets included Turkey, India, Thailand, Mexico, Indonesia and Chile. Overall positive sentiment for the emerging asset class was somewhat diminished by caution over a few key countries, particularly China, which was among the lower-performing markets over the period. Despite additional measures from the Chinese government to rein in credit growth, concerns persist about the potential for asset bubbles in this economy.

PORTFOLIO STRUCTURE

The Portfolio was invested in a broad range of emerging markets over the period. The Portfolio was managed from the bottom up, with stock selection (combined with benchmark-relative risk controls) driving the resulting country and industry weights. However, each Acadian stock forecast contains a significant component that is a forecast of how that stock's country will perform relative to others. Thus, the focus of the process is approximately half on stock and half on country.

The Portfolio was attractively valued relative to a cap-weighted benchmark. Significant country positions included overweightings in Thailand, Korea, Taiwan, Turkey and India. The Portfolio was underweighted relative to the benchmark in Brazil, China, Russia, South Africa and Israel.

PORTFOLIO PERFORMANCE

The Portfolio had a return in excess of the benchmark over the period. An underweighting in China added considerable value. Other successful country positions included the overweightings in Turkey, Thailand and India. The main market weighting to detract value

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

was the underweighting in Russia, but overall country allocations were solidly positive for return. Stock selection was also positive, particularly in Korea from successful selections in technology/telecoms, and also India where a focus on banking and materials stocks added significant value. The Portfolio also saw active return from stock selection in Thailand, Malaysia and Egypt. Partly offsetting these positives was some negative stock return seen in Russia and South Africa. Overall, however, it was a solid six months for the Portfolio in both absolute and relative terms.

Please let us know if we can provide any additional information.

SINCERELY,


/s/ BRIAN K. WOLAHAN

BRIAN K. WOLAHAN
SENIOR VICE PRESIDENT

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financials                   25.1%
Information Technology       18.2%
Materials                    12.9%
Telecommunication Services   11.0%
Energy                        9.2%
Consumer Discretionary        7.8%
Industrials                   6.4%
Utilities                     5.8%
Consumer Staples              2.5%
Short-Term Investments        0.6%
Health Care                   0.5%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.2%

                                                        SHARES          VALUE
                                                     ------------   ------------
ARGENTINA -- 0.7%
   Banco Macro ADR ...............................         34,200   $    957,600
   Petrobras Energia ADR .........................         73,025      1,184,465
   Telecom Argentina ADR .........................        113,725      2,223,324
                                                                    ------------
                                                                       4,365,389
                                                                    ------------
BRAZIL -- 5.4%
   American Banknote* ............................         13,600        129,151
   Banco do Brasil ...............................        559,000      9,645,364
   Cia de Saneamento Basico do Estado de Sao
      Paulo ......................................        257,721      4,974,942
   Cosan, Cl A* ..................................        127,082      1,349,611
   EDP - Energias do Brasil ......................         75,100      1,437,165
   Embratel Participacoes ........................            794              4
   Light .........................................         26,400        357,065
   Seara Alimentos* (a) ..........................            911              3
   Tim Participacoes* ............................              1              4
   Vale ADR, Cl B ................................        560,632     17,172,158
                                                                    ------------
                                                                      35,065,467
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
CHILE -- 2.0%
   Banco Santander Chile ADR .....................         97,179   $  6,403,124
   Enersis ADR ...................................        326,191      6,487,939
                                                                    ------------
                                                                      12,891,063
                                                                    ------------
CHINA -- 7.5%
   Bank of China .................................     18,519,000      9,533,736
   Bank of Communications ........................        511,000        582,009
   China Citic Bank ..............................      2,071,000      1,361,478
   China International Marine Containers* ........        195,600        247,268
   China Petroleum & Chemical ....................     12,728,000     10,205,758
   China Sports International ....................        670,000         64,627
   China Telecom .................................      5,320,000      2,440,875
   Chongqing Changan Automobile ..................        386,700        333,528
   Dongfeng Motor Group ..........................      3,950,000      5,610,233
   First Tractor .................................        328,000        225,617
   Harbin Power Equipment ........................        242,000        189,362
   Industrial & Commercial Bank of China .........     13,893,000     10,126,334
   Jiangling Motors ..............................         67,800        137,426
   Luthai Textile* ...............................        147,700        126,010
   PICC Property & Casualty* .....................        398,000        377,373
   Qingling Motors ...............................        464,000        113,918
   Shanghai Friendship Group .....................        327,270        473,446
   Shanghai Jinjiang International Investment
      Holdings ...................................         80,000         88,318
   Tencent Holdings ..............................        284,500      5,883,762
   Tsann Kuen China Enterprise* ..................        501,700        111,346
   Weiqiao Textile ...............................        193,500        142,702
                                                                    ------------
                                                                      48,375,126
                                                                    ------------
CZECH REPUBLIC -- 0.5%
   Komercni Banka ................................         16,129      3,312,152
   Pegas Nonwovens ...............................          5,000        115,604
                                                                    ------------
                                                                       3,427,756
                                                                    ------------
EGYPT -- 0.8%
   Al Ezz Steel Rebars SAE* ......................        408,960      1,727,362
   Alexandria Mineral Oils .......................         24,485        196,127
   Commercial International Bank .................        111,821      1,498,198
   Sidi Kerir Petrochemcials .....................         64,030        161,659

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
EGYPT -- CONTINUED
   Talaat Moustafa Group* ........................        508,978   $    768,021
   Telecom Egypt .................................        282,406        929,879
                                                                    ------------
                                                                       5,281,246
                                                                    ------------
HONG KONG -- 2.0%
   Chaoda Modern Agriculture Holdings ............        362,000        413,896
   China Mobile ..................................      1,080,500     10,577,541
   China Pharmaceutical Group ....................        738,000        538,592
   CNOOC .........................................        169,000        297,280
   Kingboard Laminates Holdings ..................        146,500        155,649
   TPV Technology ................................      1,172,000        897,526
                                                                    ------------
                                                                      12,880,484
                                                                    ------------
INDIA -- 13.8%
   Allahabad Bank ................................         81,360        299,952
   Andhra Bank ...................................         82,319        244,447
   Apollo Tyres ..................................      2,362,639      3,707,661
   Bank of Baroda ................................        530,557      8,179,491
   Bharat Petroleum ..............................        208,709      2,436,491
   Canara Bank ...................................        484,294      4,658,540
   Central Bank of India .........................        162,604        586,369
   Chambal Fertilizers & Chemicals ...............        209,148        307,183
   Dena Bank .....................................        535,528      1,065,623
   Grasim Industries .............................         40,348      2,475,030
   Great Eastern Shipping ........................         19,901        147,183
   GTL ...........................................            910          8,359
   Gujarat State Fertilisers & Chemicals .........         30,566        177,925
   Hexaware Technologies .........................         90,695        146,015
   Hindalco Industries ...........................      1,427,062      5,668,064
   Hindustan Petroleum ...........................        482,901      3,440,109
   IDBI Bank .....................................        619,251      1,745,339
   Indian Bank ...................................         77,421        391,674
   Infosys Technologies ..........................         66,049      4,041,411
   NIIT Technologies .............................        156,447        657,058
   Oil & Natural Gas .............................        411,604      9,745,178
   Oriental Bank of Commerce .....................        175,982      1,399,492
   Patni Computer Systems ........................        244,250      2,925,096
   PSL ...........................................         44,217        151,980

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
INDIA -- CONTINUED
   Punjab National Bank ..........................        466,027   $ 10,852,741
   Sasken Communications Technologies ............        470,374      2,310,449
   Sesa Goa* .....................................        366,744      3,511,686
   SRF ...........................................         48,053        232,115
   State Bank of India ...........................        144,555      7,463,826
   Steel Authority of India ......................      1,369,717      6,701,221
   Uflex .........................................        110,968        293,339
   Union Bank of India ...........................        317,763      2,221,827
   Uttam Galva Steels* ...........................            726          1,857
   Welspun-Gujarat Stahl .........................        139,388        847,566
                                                                    ------------
                                                                      89,042,297
                                                                    ------------
INDONESIA -- 0.6%
   Bank Negara Indonesia Persero .................      1,815,500        516,950
   Gajah Tunggal* ................................      2,666,500        303,964
   Gudang Garam ..................................        163,000        494,789
   Holcim Indonesia* .............................        715,500        183,845
   Indo Tambangraya Megah ........................        302,000      1,293,322
   Semen Gresik Persero ..........................      1,126,000      1,014,368
                                                                    ------------
                                                                       3,807,238
                                                                    ------------
ISRAEL -- 0.2%
   Bank Hapoalim* ................................        199,251        802,862
   IDB Holding ...................................          4,799        145,645
   Israel Discount Bank, Cl A* ...................        139,495        284,794
                                                                    ------------
                                                                       1,233,301
                                                                    ------------
MALAYSIA -- 3.3%
   AMMB Holdings .................................      2,886,500      4,483,232
   Axiata Group* .................................        152,400        185,677
   Boustead Heavy Industries .....................         76,000         94,887
   CIMB Group Holdings ...........................        275,900      1,222,067
   KUB Malaysia ..................................        603,700         89,691
   Kulim Malaysia ................................        104,100        240,759
   Land & General* ...............................      4,219,800        611,128
   Malayan Banking ...............................      1,427,700      3,409,780
   Malaysia Building Society .....................        469,900        169,426

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
MALAYSIA -- CONTINUED
   Proton Holdings* ..............................        803,100   $  1,202,207
   Public Bank ...................................        513,061      1,929,248
   RHB Capital ...................................        172,900        333,617
   Telekom Malaysia ..............................      4,284,700      4,651,736
   Tenaga Nasional ...............................        890,100      2,366,740
   Top Glove .....................................        156,700        622,569
                                                                    ------------
                                                                      21,612,764
                                                                    ------------
MEXICO -- 6.6%
   Alfa, Ser A, Cl A .............................        287,800      2,245,368
   Alsea* ........................................        359,300        385,732
   America Movil, Ser L ..........................      6,405,300     16,491,117
   Cemex ADR* ....................................        406,850      4,833,378
   Coca-Cola Femsa ...............................         25,000        175,277
   Coca-Cola Femsa ADR ...........................         55,914      3,913,980
   Grupo Aeroportuario del Pacifico, Cl B ........        182,951        651,081
   Grupo Aeroportuario del Pacifico ADR ..........         39,055      1,382,938
   Organizacion Soriana, Cl B* ...................        133,500        399,476
   Telefonos de Mexico ADR .......................        159,078      2,441,848
   Telefonos de Mexico, Ser L ....................      3,090,400      2,375,917
   Telmex Internacional, Cl L ....................        633,500        603,392
   Telmex Internacional ADR ......................        356,852      6,815,873
                                                                    ------------
                                                                      42,715,377
                                                                    ------------
PAKISTAN -- 0.6%
   Attock Refinery* ..............................        733,900        948,596
   Bank Alfalah ..................................        904,800        122,941
   Bank of Punjab* ...............................      1,350,437        238,057
   DG Khan Cement* ...............................      1,948,800        628,696
   National Bank of Pakistan .....................        238,875        208,752
   National Refinery .............................         82,197        184,674
   Nishat Mills ..................................        763,000        495,995
   Pakistan Telecommunication ....................      3,784,181        971,529
                                                                    ------------
                                                                       3,799,240
                                                                    ------------
PERU -- 0.4%
   Cia de Minas Buenaventura ADR .................         79,291      2,607,881
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
PHILIPPINES -- 0.9%
   Philippine Long Distance Telephone ............        101,068   $  5,664,551
   Universal Robina ..............................        392,100        223,514
                                                                    ------------
                                                                       5,888,065
                                                                    ------------
POLAND -- 2.3%
   Bank Zachodni WBK .............................          1,908        140,159
   Boryszew* .....................................         50,286         35,474
   KGHM Polska Miedz .............................        217,263      8,104,191
   Polimex-Mostostal* ............................        118,189        192,574
   Polski Koncern Naftowy Orlen ..................        202,529      2,668,247
   Telekomunikacja Polska ........................        685,723      3,730,043
                                                                    ------------
                                                                      14,870,688
                                                                    ------------
RUSSIA -- 3.7%
   OAO Gazprom ADR ...............................        718,064     16,484,032
   Surgutneftegaz ADR ............................        788,416      7,461,836
                                                                    ------------
                                                                      23,945,868
                                                                    ------------
SINGAPORE -- 1.0%
   China Yuchai International* ...................         38,861        819,967
   Yangzijiang Shipbuilding Holdings .............      5,474,000      5,318,262
                                                                    ------------
                                                                       6,138,229
                                                                    ------------
SOUTH AFRICA -- 2.9%
   Aveng .........................................        589,096      2,958,356
   Bidvest Group .................................         22,378        417,264
   DataTec .......................................         54,703        250,624
   Imperial Holdings .............................        200,842      2,667,128
   Investec ......................................        306,239      2,573,037
   Kumba Iron Ore ................................          3,540        167,493
   Metropolitan Holdings .........................         61,370        140,279
   Mittal Steel South Africa .....................        338,382      3,873,806
   Telkom ........................................        433,298      2,161,768
   Wilson Bayly Holmes-Ovcon .....................         23,892        387,860
   Woolworths Holdings ...........................        989,854      3,127,751
                                                                    ------------
                                                                      18,725,366
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
SOUTH KOREA -- 16.6%
   AtlasBX .......................................        262,941   $  4,306,106
   CJ ............................................         27,954      1,615,886
   Daesang .......................................            540          3,829
   Daewoo Shipbuilding & Marine Engineering ......         97,050      1,844,635
   Daou Data .....................................         44,716        152,525
   Daou Technology ...............................         46,400        383,034
   Display Tech* .................................         38,984        112,326
   GS Holdings ...................................         20,460        711,898
   Haansoft ......................................         53,579        234,133
   Halla Climate Control .........................         10,110        135,754
   Hana Financial Group ..........................        184,480      5,739,836
   Hanil E-Wha ...................................        199,070      1,144,111
   Hanwha ........................................        132,560      4,903,689
   Hite Holdings .................................         14,760        329,167
   Honam Petrochemical ...........................         11,873      1,539,678
   Husteel .......................................         22,760        331,134
   Hyundai DSF ...................................         11,420         89,729
   Hyundai Marine & Fire Insurance ...............         51,150        942,303
   Hyundai Motor .................................         58,266      7,108,190
   In the F* .....................................         76,100         78,538
   IS Dongseo ....................................         14,540        105,802
   IsuPetasys ....................................        324,080        887,054
   Kangwon Land ..................................          8,490        131,731
   Kolon Industries ..............................          5,550        155,756
   Korea Zinc ....................................          4,539        790,347
   KT ............................................        183,368      8,141,017
   Kyeryong Construction Industrial ..............         31,442        440,864
   LG ............................................        125,474      8,558,078
   LG Display ....................................        202,430      8,611,758
   LG Electronics ................................         31,265      3,410,134
   LIG Insurance .................................         10,340        205,421
   ON*Media* .....................................        147,360        444,651
   Pacific .......................................          1,322        152,006
   Samsung Card ..................................          7,671        380,945
   Samsung Electronics ...........................         38,426     29,226,010
   Shinhan Financial Group .......................         19,440        827,193
   SK Holdings ...................................         57,475      4,521,042
   TS ............................................         11,184        425,747

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
SOUTH KOREA -- CONTINUED
   Woori Finance Holdings ........................        441,380   $  7,004,655
   Youngone Holdings .............................         21,582        636,455
   Youngone ......................................         86,328        732,495
                                                                    ------------
                                                                     107,495,662
                                                                    ------------
TAIWAN -- 14.1%
   AcBel Polytech ................................        770,205        597,126
   Advanced Semiconductor Engineering ............        638,000        623,404
   Alpha Networks* ...............................        151,000        145,396
   Altek .........................................        113,000        189,373
   AmTRAN Technology .............................      1,428,485      1,554,063
   Asia Polymer ..................................        506,000        459,337
   Asia Vital Components .........................          6,960          8,691
   Asustek Computer ..............................      1,942,000      3,747,958
   Cheng Loong ...................................      1,861,000        735,498
   China Development Financial Holding* ..........        427,000        119,849
   China Life Insurance* .........................      5,392,373      4,271,466
   China Metal Products ..........................        213,000        300,243
   Chin-Poon Industrial ..........................        568,000        444,027
   Chipbond Technology* ..........................        777,000      1,227,443
   CMC Magnetics* ................................      1,006,000        282,742
   Compal Electronics ............................      6,298,892      8,761,923
   Coretronic ....................................      1,712,000      2,597,955
   Elitegroup Computer Systems ...................      1,866,000        773,803
   Formosa Chemicals & Fibre .....................        223,000        562,830
   FSP Technology ................................        211,000        281,267
   Fubon Financial Holding .......................      8,198,000     10,002,956
   GigaMedia* ....................................        205,257        617,824
   GMI Technology* ...............................        148,000        122,533
   Greatek Electronics* ..........................        200,000        221,209
   Hai Kwang Enterprise ..........................        303,571        198,804
   Hannstar Board* ...............................        264,000        239,158
   Ho Tung Chemical* .............................         62,000         33,388
   HUA ENG Wire & Cable* .........................        436,000        163,184
   Huaku Construction* ...........................        159,000        433,415
   Hwa Fong Rubber* ..............................         75,000         32,633
   Hwacom Systems ................................        156,999        107,484
   Inventec ......................................      3,535,067      2,039,949

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
TAIWAN -- CONTINUED
   Inventec Appliances ...........................      1,647,900   $  1,465,659
   Kenda Rubber Industrial .......................        200,000        214,308
   King Yuan Electronics .........................      2,127,000      1,007,909
   L&K Engineering ...............................         99,000        116,965
   Leader Electronics* ...........................        165,000        152,642
   LITE-ON IT ....................................      1,731,000      1,881,308
   Lite-On Technology ............................      5,700,430      7,572,239
   Long Bon International ........................        365,000        183,816
   Macronix International ........................      7,506,351      4,995,790
   Mega Financial Holding ........................        493,000        288,176
   Mercuries & Associates ........................        166,000         85,155
   Nan Ya Plastics ...............................         90,000        188,861
   Nien Hsing Textile ............................        226,000        131,888
   Phihong Technology ............................        233,000        253,746
   Pou Chen ......................................      4,638,500      3,973,579
   Powertech Technology ..........................        225,750        805,962
   Quanta Computer ...............................      3,001,866      5,647,689
   Quanta Storage ................................        218,000        358,076
   Radiant Opto-Electronics* .....................        335,000        505,994
   Sampo* ........................................        639,000        103,141
   Sanyang Industry ..............................        292,000        120,682
   Shihlin Electric & Engineering ................        261,000        316,219
   Sigurd Microelectronics .......................        243,000        198,021
   Sinon .........................................        291,420        128,782
   Taishin Financial Holding .....................        240,538         92,899
   Taiwan Glass Industrial* ......................        132,000        123,042
   Taiwan Life Insurance .........................        147,000        182,119
   Taiwan Surface Mounting Technology ............              3              7
   Teco Electric and Machinery ...................      1,089,000        483,682
   Tong Yang Industry ............................        159,080        279,165
   Tsann Kuen Enterprise .........................        330,000        783,633
   TYC Brother Industrial ........................        156,560        120,391
   United Microelectronics .......................     15,329,000      7,719,202
   USI ...........................................      3,074,000      2,273,124
   Ve Wong .......................................        121,800         97,662
   Weikeng Industrial ............................        215,000        158,781
   Wistron .......................................      2,108,000      4,053,951
   WUS Printed Circuit ...........................        295,000        129,978

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
TAIWAN -- CONTINUED
   Yageo .........................................      2,255,000   $  1,082,040
   Yosun Industrial ..............................        361,000        594,429
                                                                    ------------
                                                                      90,767,643
                                                                    ------------
THAILAND -- 4.0%
   Bangchak Petroleum ............................        503,200        214,112
   Bangkok Bank ..................................        946,500      3,367,167
   Bank of Ayudhya ...............................        633,100        374,544
   CalComp Electronics ...........................        827,000        126,908
   Charoen Pokphand Foods ........................     16,199,500      7,709,679
   Electricity Generating ........................        419,200      1,030,153
   KGI Securities Thailand .......................      3,174,600        103,542
   Kiatnakin Bank ................................        715,800        587,509
   Krung Thai Bank ...............................      4,913,000      1,849,686
   Lanna Resources ...............................      1,527,000        735,785
   Property Perfect ..............................      4,056,200        475,161
   Sansiri .......................................        832,300        115,415
   Siam Commercial Bank ..........................      1,537,100      3,856,167
   STP & I .......................................        278,800        125,552
   Supalai .......................................        803,100        182,033
   Thai Airways International ....................        984,500        733,658
   Thai Oil ......................................        543,600        777,532
   Thai Union Frozen Products ....................        112,400        131,558
   Thaicom* ......................................         36,500          5,551
   Thanachart Capital ............................      2,590,700      1,800,468
   TPI Polene ....................................      4,834,300      1,209,558
   True* .........................................      3,965,800        329,099
                                                                    ------------
                                                                      25,840,837
                                                                    ------------
TURKEY -- 4.3%
   Anadolu Sigorta ...............................      1,153,952      1,082,769
   Arcelik .......................................      1,457,004      6,458,645
   Aygaz .........................................        305,497      1,338,879
   Dogan Sirketler Grubu Holdings ................      2,086,067      1,556,034
   Eczacibasi Yatirim Holding ....................        557,648      2,142,839
   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret ...............      1,230,804      2,250,109

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
TURKEY -- CONTINUED
   Haci Omer Sabanci Holding .....................      1,531,185   $  6,999,501
   Is Yatirim Menkul Degerler ....................         82,677        191,217
   Menderes Tekstil Sanayi ve Ticaret AS* ........        305,732        147,658
   Petrol Ofisi* .................................        115,621        485,901
   Pinar Entegre Et ve Un Sanayi .................         43,360        181,377
   Turk Hava Yollari .............................        540,582      1,787,482
   Turkiye Vakiflar Bankasi Tao, Cl D ............      1,207,932      3,198,872
                                                                    ------------
                                                                      27,821,283
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $480,953,965) ........................                   608,598,270
                                                                    ------------
PREFERRED STOCK -- 5.3%
BRAZIL -- 5.3%
   Banco do Estado do Rio Grande do Sul ..........         56,200        432,780
   Brasil Telecom* ...............................              1              7
   Braskem, Ser A* ...............................         54,300        388,147
   Centrais Eletricas Brasileiras, Cl A ..........        384,700      6,708,725
   Centrais Eletricas de Santa Catarina, Ser B ...         24,974        507,529
   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar, Cl Preference ......................              1             34
   Cia Paranaense de Energia, Ser B ..............        250,752      5,114,619
   Confab Industrial .............................        163,783        414,760
   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo ......................................        288,661      6,407,859
   Embratel Participacoes ........................             60             --
   Investimentos Itau ............................        597,600      4,130,749
   Klabin ........................................        119,600        373,772
   Lojas Americanas ..............................              3             22
   Metalurgica Gerdau, Cl A ......................        314,523      6,192,709
   San Carlos Empreendimentos e Participacoes* (a)            455             --
   Suzano Papel e Celulose* ......................        106,100      1,353,806
   Telemar Norte Leste ...........................         73,300      1,940,604
   Tractebel Energia, Ser B* (a) .................              1             --
   Universo Online ...............................         68,850        395,070
                                                                    ------------
   TOTAL PREFERRED STOCK
      (Cost $23,318,206) .........................                    34,361,192
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

CASH EQUIVALENT -- 0.6%

                                                        SHARES          VALUE
                                                     ------------   ------------
   Union Bank N.A. Diversified Money
      Market Fund, Fiduciary Shares, 0.020% (b)
      (Cost $3,893,161) ..........................      3,893,161   $  3,893,161
                                                                    ------------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $508,165,332) ........................                  $646,852,623
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $646,075,446.

*    NON-INCOME PRODUCING SECURITY.

(a) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010, WAS $3 AND REPRESENTED 0% OF NET ASSETS.

(b)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

ADR - AMERICAN DEPOSITARY RECEIPT

CL  - CLASS

SER - SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

The summary of inputs used to value the Portfolio's net assets as of April 30, 2010 was as follows:

INVESTMENTS IN
SECURITIES              LEVEL 1       LEVEL 2+     LEVEL 3       TOTAL
--------------       ------------   ------------   -------   ------------
Common Stock
   Argentina         $  4,365,389   $         --     $--     $  4,365,389
   Brazil              35,065,467             --      --       35,065,467
   Chile               12,891,063             --      --       12,891,063
   China                       --     48,375,126      --       48,375,126
   Czech Republic              --      3,427,756      --        3,427,756
   Egypt                       --      5,281,246      --        5,281,246
   Hong Kong                   --     12,880,484      --       12,880,484
   India                       --     89,042,297      --       89,042,297
   Indonesia                   --      3,807,238      --        3,807,238
   Israel                      --      1,233,301      --        1,233,301
   Malaysia                    --     21,612,764      --       21,612,764
   Mexico              42,715,377             --      --       42,715,377
   Pakistan             2,221,948      1,577,292      --        3,799,240
   Peru                 2,607,881             --      --        2,607,881
   Philippines                 --      5,888,065      --        5,888,065
   Poland                      --     14,870,688      --       14,870,688
   Russia                      --     23,945,868      --       23,945,868
   Singapore              819,967      5,318,262      --        6,138,229
   South Africa                --     18,725,366      --       18,725,366
   South Korea                 --    107,495,662      --      107,495,662
   Taiwan                 490,916     90,276,727      --       90,767,643
   Thailand               126,908     25,713,929      --       25,840,837
   Turkey               1,556,034     26,265,249      --       27,821,283
                     ------------   ------------     ---     ------------
Total Common Stock    102,860,950    505,737,320      --      608,598,270
Preferred Stock        34,361,192             --      --       34,361,192
Cash Equivalent         3,893,161             --      --        3,893,161
                     ------------   ------------     ---     ------------
Total Investments
   in Securities     $141,115,303   $505,737,320     $--     $646,852,623
                     ============   ============     ===     ============

+ REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE OF THE UNITED STATES THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENTS FOLLOWING THE CLOSE OF LOCAL TRADING.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
   Investments, at Value (Cost $508,165,332) ................................   $ 646,852,623
   Receivable for Capital Shares Sold .......................................       2,486,480
   Foreign Currency, at Value (Cost $2,169,079) .............................       2,159,066
   Dividends Receivable .....................................................       1,977,641
   Reclaim Receivable .......................................................             308
   Prepaid Expenses .........................................................          22,335
                                                                                -------------
   Total Assets .............................................................     653,498,453
                                                                                -------------
LIABILITIES
   Accrued Foreign Capital Gains Tax on Appreciated Securities ..............       3,277,552
   Payable for Capital Shares Redeemed ......................................       3,251,167
   Payable to Investment Adviser ............................................         533,768
   Payable due to Administrator .............................................          55,030
   Chief Compliance Officer Fees Payable ....................................           2,699
   Payable due to Trustees ..................................................           1,597
   Accrued Expenses .........................................................         301,194
                                                                                -------------
   Total Liabilities ........................................................       7,423,007
                                                                                -------------
NET ASSETS ..................................................................   $ 646,075,446
                                                                                =============
NET ASSETS CONSIST OF:
   Paid-in Capital ..........................................................   $ 588,857,904
   Undistributed Net Investment Income ......................................         985,750
   Accumulated Net Realized Loss on Investments and Foreign Currency
      Transactions ..........................................................     (79,178,598)
   Net Unrealized Appreciation on Investments ...............................     138,687,291
   Net Unrealized Appreciation on Foreign Currencies and Translation of Other
      Assets and Liabilities Denominated in Foreign Currencies ..............             651
   Accumulated Foreign Capital Gains Tax on Appreciated Securities ..........      (3,277,552)
                                                                                -------------
NET ASSETS ..................................................................   $ 646,075,446
                                                                                =============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .............................      37,311,497
Net Asset Value Price Per Share .............................................   $       17.32
                                                                                =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
   Dividends ..............................................   $ 6,573,825
   Interest ...............................................        10,225
   Less: Foreign Taxes Withheld ...........................      (814,804)
                                                              -----------
   TOTAL INCOME ...........................................     5,769,246
                                                              -----------
EXPENSES:
   Investment Advisory Fees ...............................     2,967,483
   Administration Fees ....................................       311,784
   Chief Compliance Officer Fees ..........................         4,735
   Trustees' Fees .........................................         3,870
   Shareholder Servicing Fees .............................       314,628
   Custodian Fees .........................................       266,924
   Transfer Agent Fees ....................................       103,378
   Printing Fees ..........................................        22,390
   Legal Fees .............................................        21,032
   Filing and Registration Fees ...........................        12,085
   Interest Expense .......................................        10,415
   Audit Fees .............................................         9,382
   Other Expenses .........................................        33,532
                                                              -----------
   TOTAL EXPENSES .........................................     4,081,638
                                                              -----------
LESS:
   Fees Paid Indirectly -- (See Note 4) ...................          (460)
                                                              -----------
   NET EXPENSES ...........................................     4,081,178
                                                              -----------
   NET INVESTMENT INCOME ..................................     1,688,068
                                                              -----------
NET REALIZED GAIN (LOSS) ON:
   Investments ............................................    28,527,718
   Foreign Currency Transactions ..........................      (190,084)
                                                              -----------
NET REALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS ..........................    28,337,634
                                                              -----------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ............................................    53,861,266
   Foreign Capital Gains Tax on Appreciated Securities ....      (269,737)
   Foreign Currency Transactions ..........................      (163,064)
                                                              -----------
   NET CHANGE IN UNREALIZED APPRECIATION ..................    53,428,465
                                                              -----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
      FOREIGN CURRENCY TRANSACTIONS .......................    81,766,099
                                                              -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $83,454,167
                                                              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED         YEAR ENDED
                                                             APRIL 30, 2010    OCTOBER 31,
                                                               (UNAUDITED)         2009
                                                             --------------   -------------
OPERATIONS:
   Net Investment Income .................................    $  1,688,068    $   7,355,020
   Net Realized Gain (Loss) on Investments and Foreign
      Currency Transactions ..............................      28,337,634      (87,242,583)
   Net Change in Unrealized Appreciation on Investments,
      Foreign Capital Gains Tax on Appreciated Securities,
         and Foreign Currency Transactions ...............      53,428,465      265,517,617
                                                              ------------    -------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ....................................      83,454,167      185,630,054
                                                              ------------    -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .................................      (4,779,383)     (16,083,024)
   Net Realized Gains ....................................              --      (72,863,399)
                                                              ------------    -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..................      (4,779,383)     (88,946,423)
                                                              ------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................     109,241,570      207,004,855
   Reinvestment of Distributions .........................       3,322,676       79,705,109
   Redemption Fees -- (See Note 2) .......................          35,073           57,289
   Redeemed ..............................................     (98,730,745)    (220,331,300)
                                                              ------------    -------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .........................      13,868,574       66,435,953
                                                              ------------    -------------
      TOTAL INCREASE IN NET ASSETS .......................      92,543,358      163,119,584
                                                              ------------    -------------
NET ASSETS:
   Beginning of Period ...................................     553,532,088      390,412,504
                                                              ------------    -------------
   End of Period (including Undistributed Net Investment
      Income of $985,750 and $4,077,065, respectively) ...    $646,075,446    $ 553,532,088
                                                              ============    =============
SHARE TRANSACTIONS:
   Issued ................................................       6,589,039       17,520,323
   Reinvestment of Distributions .........................         201,007        7,958,404
   Redeemed ..............................................      (5,999,621)     (18,829,939)
                                                              ------------    -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .................................         790,425        6,648,788
                                                              ============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     SIX MONTHS
                                       ENDED
                                     APRIL 30,                          YEARS ENDED OCTOBER 31,
                                       2010##     ------------------------------------------------------------------
                                    (UNAUDITED)     2009          2008           2007           2006          2005
                                    -----------   --------      --------      ----------      --------      --------
Net Asset Value,
   Beginning of Period ..........    $  15.16     $  13.07      $  44.11      $    31.28      $  24.35      $  18.50
                                     --------     --------      --------      ----------      --------      --------
Income from Operations:
   Net Investment Income* .......        0.05         0.22          0.53            0.53          0.53          0.44
   Net Realized and Unrealized
      Gain (Loss) ...............        2.24         5.40        (22.44)          18.34          9.04          5.95
                                     --------     --------      --------      ----------      --------      --------
   Total from Operations ........        2.29         5.62        (21.91)          18.87          9.57          6.39
                                     --------     --------      --------      ----------      --------      --------
Redemption Fees .................        0.00**       0.00**        0.00**          0.00**        0.00**        0.00**
                                     --------     --------      --------      ----------      --------      --------
Dividends and Distributions from:
   Net Investment Income ........       (0.13)       (0.54)        (0.48)          (0.51)        (0.37)        (0.08)
   Net Realized Gains ...........          --        (2.99)        (8.65)          (5.53)        (2.27)        (0.46)
                                     --------     --------      --------      ----------      --------      --------
   Total Dividends and
      Distributions .............       (0.13)       (3.53)        (9.13)          (6.04)        (2.64)        (0.54)
                                     --------     --------      --------      ----------      --------      --------
Net Asset Value,
   End of Period ................    $  17.32     $  15.16      $  13.07      $    44.11      $  31.28      $  24.35
                                     ========     ========      ========      ==========      ========      ========
Total Return+ ...................       15.17%       58.69%       (61.74)%         72.00%        42.04%        35.27%
                                     ========     ========      ========      ==========      ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................    $646,075     $553,532      $390,413      $1,250,127      $837,481      $703,017
Ratio of Expenses to Average
   Net Assets ...................        1.38%(1)     1.49%(1)      1.38%(1)        1.39%(1)      1.39%(1)      1.47%(1)
Ratio of Net Investment Income
   to Average Net Assets ........        0.57%        1.83%         1.87%           1.64%         1.86%         2.01%
Portfolio Turnover Rate .........          47%         115%          102%             59%           40%           54%

## FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2010. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

*    PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

**   AMOUNT WAS LESS THAN $0.01 PER SHARE.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 2010 AND THE YEARS ENDED OCTOBER 31, 2009, OCTOBER 31, 2008, OCTOBER 31, 2007, OCTOBER 31, 2006 AND OCTOBER 31, 2005, EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.38%, 1.48%, 1.38%, 1.38%, 1.38% AND 1.46%, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 32 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates, and could have a material impact on the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

     approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

     a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) ("Interactive Data") as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Portfolio's Administrator and may request that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

     lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     For the six months ended April 30, 2010, there have been no significant changes to the Portfolio's fair value methodologies.

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

     As of and during the period ended April 30, 2010, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis at the settlement date.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

     movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2010, the Portfolio had no open forward foreign currency contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2010, there were $35,073 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATIVE SERVICES, DISTRIBUTION AGREEMENTS, SHAREHOLDER SERVICING, AND CUSTODIAN AGREEMENT:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits of $460 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2010, the Portfolio made purchases of $283,952,753 and sales of $274,648,758 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. LINE OF CREDIT:

The Portfolio entered into an agreement which enables it to participate in a $10 million unsecured committed revolving line of credit with Union Bank N.A.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

The proceeds from the borrowings shall be used to finance the Portfolio's short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on its borrowings at the current reference rate. As of April 30, 2010 the Portfolio had $0 of borrowings outstanding. For the six months ended April 30, 2010, the Portfolio had average borrowings of $1,618,846 over a period of 69 days at a weighted average interest rate of 3.25%. Interest accrued on the borrowings during the year were $10,415.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. These differences are due to foreign currency gains and losses and sale of, passive foreign investment companies (PFIC), and foreign tax withholding reclassifications. Permanent book and tax differences resulted in a reclassification of $1,313,377 to undistributed net investment income and $(1,313,377) from accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

         ORDINARY      LONG-TERM
          INCOME     CAPITAL GAIN       TOTAL
       -----------   ------------   ------------
2009   $16,085,631   $ 72,860,792   $ 88,946,423
2008   $42,046,897   $216,076,017   $258,122,914

As of October 31, 2009, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income   $   4,687,939
Capital Loss Carryforwards       (102,240,432)
Net Unrealized Appreciation        76,095,251
                                -------------
Total Accumulated Losses        $ (21,457,242)
                                =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

eight years and applied against future capital gains. As of October 31, 2009, there were $102,240,432 of capital loss carryforwards, which expire October 31, 2017.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2010, were as follows:

                  AGGREGATED         AGGREGATED
 FEDERAL TAX   GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
    COST         APPRECIATION       DEPRECIATION      APPRECIATION
------------   ----------------   ----------------   --------------
$508,165,332     $154,832,683       $(16,145,392)     $138,687,291

9. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned/recognized.

At April 30, 2010, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. OTHER:

At April 30, 2010, 58% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank N.A. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 105% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity. As of April 30, 2010 there were no securities on loan for the Portfolio.

12. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Portfolio is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

13. SUBSEQUENT EVENTS:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2010

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

                                     BEGINNING     ENDING                 EXPENSES
                                      ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                       VALUE       VALUE       EXPENSE     DURING
                                      11/01/09    4/30/10      RATIOS      PERIOD*
                                     ---------   ---------   ----------   --------
ACADIAN EMERGING MARKETS PORTFOLIO
ACTUAL FUND RETURN                   $1,000.00   $1,151.70      1.38%       $7.34
HYPOTHETICAL 5% RETURN                1,000.00    1,017.98      1.38         6.88

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

                                     NOTES

                                     NOTES

                                     NOTES

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                          Acadian Asset Management LLC
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ Phil Masterson
                                             -----------------------------------
                                             Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Phil Masterson
                                             -----------------------------------
                                             Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*                    /s/ Michael Lawson
                                             -----------------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.